Stock options	12 Months Ended
Dec. 31, 2022
Stock Options
Stock options

20.	Stock options

On January 20, 2021, the shareholders of the Company approved and ratified the adoption of the stock option plan (the “Stock Option Plan”) which allows the Board of Directors to grant stock options to directors, officers, employees and consultants of the Company as performance incentives. The maximum number of common shares issuable under the Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company. There are also limitations on the number of common shares issuable to insiders. At the time of granting a stock option, the Board of Directors must approve: (i) the exercise price, being not less than the market value of the common shares; (ii) the vesting provisions; and (iii) the expiry date, generally being no more than ten years after the grant date.

The following table reflects the continuity of stock options as of December 31, 2022 and December 31, 2021:

	December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Beginning balance	3,923,491	$3.35	2,734,073	$1.61
Granted	1,772,909	2.56	1,598,905	6.17
Exercised	(760,938)	(0.44)	(363,176)	(2.16)
Forfeited	(993,480)	(3.73)	(46,311)	(7.28)
Ending balance	3,941,982	$3.46	3,923,491	$3.35
Exercisable	1,972,929	$3.10	2,668,573	$1.71

The weighted average share price on the date of exercise is $1.10 (December 31, 2021 - $7.25).

On January 20, 2021, following shareholder approval of the Stock Option Plan, the Company issued 743,671 stock options to directors, officers and employees, of which 679,582 were issued to directors and officers. These stock options are exercisable at $3.20, expire December 9, 2025 and vest as follows: (i) 304,709 on January 20, 2021; (ii) 247,890 on January 20, 2022; and (iii) 191,072 on January 20, 2023. These stock options were approved for issuance by the Board of Directors on December 9, 2020 and were granted upon shareholder approval of the Stock Option Plan on January 20, 2021. The fair value of the stock options issued was $4.73 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $6.10; exercise price - $3.20; expected life in years – 4.89 years; expected volatility – 86.59% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 2.90%; and, risk-free interest rate – 0.43%.

On April 13, 2021, the Company issued 855,234 stock options to directors, officers, employees and consultants, of which 493,969 were issued to directors and officers. These stock options are exercisable at $8.75, expire January 1, 2026 and vest one-third on January 1, 2022, January 1, 2023 and January 1, 2024 respectively. The fair value of these stock options issued was $6.06 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $8.73; exercise price - $8.75; expected life in years – 4.72 years; expected volatility – 92.89% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 2.90%; and, risk-free interest rate – 0.94%.

On April 20, 2022, the Company issued 1,560,697 stock options to directors, officers, employees and consultants, of which 902,141 were issued to directors and officers. These stock options are exercisable at $2.75, expire April 20, 2027 and vest as follows: (i) 34,000 on April 20, 2022, (ii) 503,308 on January 1, 2023, (iii) 17,000 on April 20, 2023, (iv) 503,308 on January 1, 2024, and (v) 503,351 on January 1, 2025. The fair value of these stock options issued was $2.07 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $2.75; exercise price - $2.75; expected life in years – 5 years; expected volatility – 105.61% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 3.55%; and, risk-free interest rate – 2.74%.

On November 17, 2022, the Company issued 211,942 stock options to directors, officers and employees, of which 174,011 were issued to directors and officers. Stock options issued to directors and officers of 122,608 are exercisable at $1.13, expire February 16, 2027 and vest as follows: (i) 40,868 on January 1, 2023, (ii) 40,868 on January 1, 2024, and (iii) 40,872 on January 1, 2025. The fair value of these stock options issued was $0.55 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $0.81; exercise price - $1.13; expected life in years – 4.25 years; expected volatility – 109.11% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 4.13%; and, risk-free interest rate – 3.33%. Stock options issued to employees and officers of 89,334 are exercisable at $1.13, expire November 17, 2027 and vest as follows: (i) 12,500 on November 17, 2022 (ii) 33,944 on January 1, 2023, (iii) 21,444 on January 1, 2024, and (iv) 21,446 on January 1, 2025. The fair value of these stock options issued was $0.59 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $0.81; exercise price - $1.13; expected life in years – 5 years; expected volatility – 107.44% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 4.13%; and, risk-free interest rate – 3.33%.

The Company recorded share-based compensation expense of $2,638,687 (December 31, 2021- $5,823,302) for stock options vesting during the year ended December 31, 2022.

The Company has the following stock options outstanding as of December 31, 2022:

Expiry date	Number of stock options outstanding	Exercise price	Number of stock options exercisable	Weighted average remaining life (years)

November 14, 2023	13,187	2.37	13,187	0.87
March 29, 2024	200,450	2.37	200,450	1.24
August 27, 2024	868,750	2.40	868,750	1.66
December 9, 2025	643,983	3.20	486,136	2.94
January 1, 2026	593,087	8.75	201,906	3.01
February 16, 2027	122,608	1.13	-	4.13
April 20, 2027	1,220,583	2.75	-	4.30
November 27, 2027	89,334	1.13	12,500	4.88
December 12, 2028	190,000	1.00	190,000	5.95
	3,941,982	3.46	1,972,929	3.22